CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Direct financing lease interest income - related parties	$ 22,850	$ 34,193	$ 45,363
Direct financing and sales-type lease interest income - other	331	0	0
Finance lease service revenues - related parties	44,523	46,460	46,488
Profit sharing revenues - related parties	51,470	59,607	33,756
Profit sharing revenues - other	74	0	0
Time charter revenues - related parties	55,265	30,319	10,039
Time charter revenues - other	171,483	130,459	83,013
Bareboat charter revenues - related parties	10,075	12,596	16,364
Bareboat charter revenues - other	34,964	55,419	53,407
Voyage charter revenues - other	19,329	35,783	34,608
Other operating income	2,587	1,904	4,449
Total operating revenues	412,951	406,740	327,487
(Loss)/gain on sale of assets and termination of charters, net	(167)	7,364	23,931
Operating expenses
Vessel operating expenses - related parties	67,221	56,939	49,170
Vessel operating expenses - other	68,795	63,892	70,300
Depreciation	94,293	78,080	67,393
Vessel impairment charge	5,314	42,410	11,800
Administrative expenses - related parties	1,443	1,032	965
Administrative expenses - other	7,629	5,705	6,644
Total operating expenses	244,695	248,058	206,272
Net operating income	168,089	166,046	145,146
Non-operating income / (expense)
Interest income – related parties, associated companies	18,675	18,672	24,464
Interest income – related parties, other	897	13,395	4,029
Interest income - other	2,164	7,075	11,958
Interest expense - other	(71,843)	(70,583)	(86,081)
(Loss)/gain on purchase of bonds	(8,802)	1,007	(21)
Gain on sale of investment in associated company	0	0	6,055
Gain on redemption of loan notes - related parties	0	28,904	0
Gain on sale of loan notes and share warrants - other	0	44,552	0
Available-for-sale securities impairment charge	0	(20,552)	0
Dividend income - related parties	11,550	0	0
Other financial items, net	(2,089)	(21,289)	(16,232)
Net income before equity in earnings of associated companies	118,641	167,227	89,318
Equity in earnings of associated companies	27,765	33,605	33,497
Net income	$ 146,406	$ 200,832	$ 122,815
Per share information:
Basic earnings per share (in dollars per share)	$ 1.57	$ 2.15	$ 1.32
Weighted average number of shares outstanding, basic	93,497	93,450	93,331
Diluted earnings per share (in dollars per share)	$ 1.50	$ 1.88	$ 1.24
Weighted average number of shares outstanding, diluted	108,040	119,008	116,747
Cash dividend per share declared and paid (in dollars per share)	$ 1.80	$ 1.74	$ 1.63